Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Schedule of Company’s Cash, Cash Equivalents and Investments

The following tables show the Company’s cash, cash equivalents and investments by significant investment category as of December 31, 2025 and 2024.

		As of December 31, 2025
		Cash and cash equivalents	Short-term investments	Non-marketable security investment	Total fair value
Cash		$2,707,047	$-	$-	$2,707,047

Level 1:
	Money market funds	5,391,028	-	-	5,391,028
	Trading securities	-	89,944	-	89,944
	Subtotal	5,391,028	89,944	-	5,480,972

Level 2:
	Certificates of deposits	-	5,734,613	-	5,734,613
	Investment in an equity security	-	-	93,328	93,328
	Subtotal	-	5,734,613	93,328	5,827,941

Total		$8,098,075	$5,824,557	$93,328	$14,015,960
		As of December 31, 2024
		Cash and cash equivalents	Short-term investments	Non-marketable security investment	Total fair value
Cash		$5,060,313	$-	$-	$5,060,313

Level 1:
	Money market funds	1,780,993	-	-	1,780,993
	Trading securities	-	4,441	-	4,441
	Subtotal	1,780,993	4,441	-	1,785,434

Level 2:
	Certificates of deposits	1,000,000	5,238,000	-	6,238,000
Total		$7,841,306	$5,242,441	$-	$13,083,747